PRUDENTIAL INVESTMENT PORTFOLIOS 4

100 Mulberry Street

Gateway Center Three, 4th Floor
Newark, NJ 07102

July 1, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Prudential Investment Portfolios 4 (the Fund)

File No. 33-10649

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 33, the text of which was filed electronically on June 30, 2010.

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary